Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information related to asset retirement obligation
Balance at December 31, 2011	$ 180,662	$ 173,673	$ 160,260
Revisions in cash flow estimates			7,809
Additions to asset retirement obligations	155	708	261
Accretion expense	1,976	10,573	10,751
Liabilities settled	(1,338)	(4,292)	(5,408)
Balance at March 31, 2012	$ 181,455	$ 180,662	$ 173,673